Convertible Debt - Summary of Convertible Debt (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes			$ 5,900,000	$ 100,000,000.0
Fair value (gain) loss on embedded derivative			31,300,000	(1,300,000)	$ 0
Convertible debt
Disclosure of detailed information about borrowings [line items]
Fair value (gain) loss on embedded derivative			(19,900,000)
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible note at beginning of period	$ 100,000,000.0	$ 0	100,000,000.0	0
Principal of convertible notes at end of period			105,900,000	100,000,000.0	0
Conversion feature at beginning of period	29,000,000.0	0	29,000,000.0	0
Conversion feature issued			0	27,700,000
Fair value (gain) loss on embedded derivative			(19,900,000)	1,300,000
Conversion feature at end of period			9,100,000	29,000,000.0	0
Debt component at beginning of period	71,900,000	0	71,900,000	0
Debt component issued	72,300,000		5,900,000	72,300,000
Transaction costs			0	(1,600,000)
Accrued interest paid in kind			(5,900,000)	0
Accrued interest expense			11,400,000	1,200,000
Debt component at end of period			83,300,000	71,900,000	0
Total convertible debt at end of period			92,400,000	100,900,000
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible note at beginning of period	0	0	0	0
Issuance of convertible notes	200,000,000.0	0
Principal of convertible notes at end of period			200,000,000.0	0	0
Conversion feature at beginning of period	0	0	0	0
Conversion feature issued	46,200,000	0
Fair value (gain) loss on embedded derivative		0	(11,400,000)
Conversion feature at end of period			34,800,000	0	0
Debt component at beginning of period	$ 0	$ 0	0	0
Debt component issued			153,800,000	0
Transaction costs			(1,300,000)	0
Accrued interest expense			8,800,000	0
Debt component at end of period			$ 161,300,000	$ 0	$ 0